Provisions - Litigation and other matters - Non-tax-related proceedings Narrative (Details) € in Thousands, £ in Millions, zł in Millions									5 Months Ended	12 Months Ended					19 Months Ended
	Jan. 09, 2026	Jul. 11, 2023 EUR (€)	Feb. 06, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jan. 13, 2022 EUR (€)	Dec. 09, 2021 EUR (€)	Sep. 16, 2021 EUR (€)	May 29, 2020	May 16, 2021 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 PLN (zł)	Dec. 31, 1999 shares	Dec. 31, 1994 child	Dec. 31, 2022 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 PLN (zł)	Dec. 31, 2024 EUR (€) judgement	Dec. 31, 2024 GBP (£) judgement	Nov. 22, 2024 EUR (€)	Apr. 25, 2024 judgement	Dec. 31, 2023 EUR (€)	Jan. 23, 2019	Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
PROVISIONS				€ 8,149,000						€ 8,355,000					€ 8,149,000			€ 8,407,000				€ 8,441,000
Banco Popular Espanol, S.A.
Disclosure of other provisions [line items]
Expected cost																								€ 680,000
Estimated cost of compensation to shareholders and bondholders applied to the commercial loyalty program																								€ 535,000
Santander Bank Polska S.A.
Disclosure of other provisions [line items]
Mortgage loans denominated in, or indexed to, CHF										626,000							zł 2,642.0
Santander Bank Polska S.A. | Agreement For The Sale Of Santander Bank Polska S.A.
Disclosure of other provisions [line items]
Sale of proportion of ownership interest in subsidiary	49.00%
Santander Consumer Bank Polska
Disclosure of other provisions [line items]
Mortgage loans denominated in, or indexed to, CHF										174,400							735.9
Legal case to request court judgment on the validity of the swaps
Disclosure of other provisions [line items]
Arbitration matter, amount claimed by entity										66,000
Arbitration matter, amount claimed by counterparty										57,000
Arbitration matter, amount to be received by entity							€ 66,000
Arbitration matter, amount to be received by entity, interest							€ 11,000
"Planos Econmicos"
Disclosure of other provisions [line items]
Period of suspension of economic plan process								5 years
"Planos Econmicos" | Banco Santander (Brasil) S.A.
Disclosure of other provisions [line items]
PROVISIONS										155,300
Banco Popular’s Compensation request
Disclosure of other provisions [line items]
Legal proceedings provision, possible loss, contingent liabilities																				€ 2,277,650
Tax Dividend, Cum-ex Transactions
Disclosure of other provisions [line items]
PROVISIONS										0
Individual plaintiff, CEO functions
Disclosure of other provisions [line items]
PROVISIONS										35,500
Compensation sought in litigation claim									€ 112,000						61,900
Losses on litigation settlements					€ 51,400	€ 67,800
Decrease in losses on litigation settlements			€ 8,000
Gains on litigation settlements		€ 9,600
Individual plaintiff, CEO functions | 2018 variable remuneration
Disclosure of other provisions [line items]
Long-term metric achievement percentage				33.30%
Conversion of active loans from swiss francs to PLN loans | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Mortgage loans, provision and adjustment to gross carrying amount										1,391,900							5,874.3
Mortgage loans, adjustment to gross carrying amount										756,300							3,191.7
Increase in adjustment to gross carrying amount, mortgage loans										23,600		zł 99.7
Increase through other costs associated										172,400		730.5
Conversion of active loans from swiss francs to PLN loans | Santander Bank Polska S.A.
Disclosure of other provisions [line items]
Mortgage loans, provision and adjustment to gross carrying amount										1,129,400							4,766.4
Conversion of active loans from swiss francs to PLN loans | Santander Consumer Bank Polska
Disclosure of other provisions [line items]
Mortgage loans, provision and adjustment to gross carrying amount										262,500							1,107.9
Inheritance trust | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Disclosure of other provisions [line items]
Amount of sons involved in testamentary trust | child														4
Amount of shares to be transferred by trustee (in shares) | shares													36,700,000
Spanish supreme court, mortgage expenses
Disclosure of other provisions [line items]
Percentage of public notary expenses and agency expenses to be paid																							50.00%
Percentage of the registry expenses to be paid																							100.00%
Number of judgments rendered | judgement																		2	2		2
Provision For Compensation And Associated Cost In Respect Of PPI Policies | Santander Insurance Services UK Limited
Disclosure of other provisions [line items]
PROVISIONS | £																£ 515.0
Provision For Compensation And Associated Cost In Respect Of PPI Policies, Interest | Santander Insurance Services UK Limited
Disclosure of other provisions [line items]
PROVISIONS | £																162.0
Other provisions
Disclosure of other provisions [line items]
PROVISIONS				€ 4,073,000						4,993,000					€ 4,073,000			€ 5,051,000				4,634,000
Other provisions | United Kingdom
Disclosure of other provisions [line items]
PROVISIONS										736,000								654,000				€ 373,000
Active loans, under IAS 37 | Conversion of active loans from swiss francs to PLN loans | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
PROVISIONS										635,600							zł 2,682.6
Increase in existing provisions										293,800		zł 1,245.3
Financial Conduct Authority (FCA) Review of The Vehicle Finance Market | Other provisions | United Kingdom
Disclosure of other provisions [line items]
PROVISIONS										528,100						£ 461.0		€ 353,300	£ 293.0
Increase in existing provisions										€ 213,600	£ 183.0